Schedule of Credit facility and other loans (Details) (Parenthetical)	Sep. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Interest rate		12.50%
SAC Leasing G280 LLC Credit Facility [Member] | Line of Credit [Member]
Short-Term Debt [Line Items]
Interest rate	12.50%